Deferred Tax - Summary of Tax Losses and Other Tax Attributes (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	$ 5,010
Tax Value	1,449
Unrecognized Deferred Tax Assets	(1,259)
Net Deferred Tax Assets	190
Unused tax losses [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	2,094
Tax Value	555
Unrecognized Deferred Tax Assets	(555)
Net Deferred Tax Assets	0
Unused tax losses [member] | Other Jurisdictions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	1,711
Tax Value	432
Unrecognized Deferred Tax Assets	(356)
Net Deferred Tax Assets	76
Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	552
Tax Value	140
Unrecognized Deferred Tax Assets	(109)
Net Deferred Tax Assets	31
Investment in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	317
Tax Value	77
Unrecognized Deferred Tax Assets	(77)
Net Deferred Tax Assets	0
Other deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	336
Tax Value	89
Unrecognized Deferred Tax Assets	(89)
Net Deferred Tax Assets	0
U.S. state net operating losses [member] | U.S. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	3
Unrecognized Deferred Tax Assets	(1)
Net Deferred Tax Assets	2
Other attributes and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	153
Unrecognized Deferred Tax Assets	(72)
Net Deferred Tax Assets	$ 81